LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Mid Cap Managed Volatility Fund Supplement Dated July 1, 2021 to the Prospectus dated May 1, 2021

This Supplement updates certain information in the Prospectus for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, revisions to the Prospectus are as follows:

1.	The following replaces the information related to Massachusetts Financial Services Company (“MFS”) under Portfolio Managers on page 4:

MFS Portfolio Managers	Company Title	Experience with Fund
Eric Fischman, CFA	Investment Officer and Portfolio Manager	Since October 2018
Paul Gordon	Investment Officer and Portfolio Manager	Since October 2018
Eric Braz, CFA	Investment Officer and Portfolio Manager	Since June 2021

2.	The following replaces the information under Management and Organization – MFS Portfolio Managers on page 10:

Eric Fischman, Paul Gordon and Eric Braz are responsible for the day-to-day management of the Fund’s assets allocated to MFS.

Eric Fischman, CFA, is an Investment Officer and Portfolio Manager at MFS. Mr. Fischman joined MFS in 2000. Mr. Fischman holds a B.A. from Cornell University, an M.B.A. from Columbia Business School, and a J.D. from Boston University School of Law. He also holds the Chartered Financial Analyst (CFA) designation.

Paul Gordon is an Investment Officer and Portfolio Manager at MFS. Mr. Gordon joined MFS in 2004 and holds a B.S. from Babson College.

Eric J. Braz, CFA, is an Investment Officer and Portfolio Manager at MFS. Mr. Braz joined MFS in 2007. Mr. Braz holds a B.S. from Pennsylvania State University and an M.B.A. from the University of Chicago Booth School of Business. He also holds the Chartered Financial Analyst (CFA) designation.

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Mid Cap Managed Volatility Fund Supplement Dated July 1, 2021 to the Statement of Additional Information dated May 1, 2021

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the following supplements the information under Other Accounts Managed – Portfolio Managers section on page 80:

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in Millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in Millions) of Other Accounts Paying Performance Fees
Massachusetts Financial Services Company
Eric Braz, CFA[1]
Registered Investment Companies	1	$121.3	0	$0
Other Pooled Investment Vehicles	1	$7.2	0	$0
Other Accounts	0	$0	0	$0

1	Information as of May 31, 2021.

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